Revenue (Details) - Schedule of contract assets - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Contract Assets
Deferred contract costs	$ 6,633	$ 1,800
Unbilled receivables	347	44
Total	$ 6,979	$ 1,844